UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24F-2

1.	Name and address of issuer:

	Columbia Balanced Fund
	1301 S.W. Fifth Avenue
	Portland, OR  97201

2.	Name of each series or class of funds for which this notice is filed:

3.	Investment Company Act File Number:	811-6338

	Securities Act File Number:		33-41401

4.	(a)	Last day of fiscal year for which this form is filed:
		December 31, 2001

4.	(b)	[  ]	Check box if this form is being filed late (i.e., more than
90 calendar days after the end of the issuer's fiscal year).

4.	(c)	[  ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to section 24(f):    $  257,546,547
								     --------------
	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:  $  287,221,649
							--------------
	(iii)	Aggregate price of securities redeemed
		or repurchased during any prior fiscal
		year ending no earlier than October 11,
		1995 that were not previously used to
		reduce registration fees payable to
		the Commission:		                $        - 0 -
							----------------
	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:                         $  287,221,649
								      --------------

	(v)	Net sales  if Item 5(i) is greater
		than Item 5(iv) [subtract Item 5(iv)
		from Item 5(i)]:                                      $     --
				                                      --------------
	(vi)	Redemption credits available for use in
		future years if Item 5(i) is less than
		Item 5 (iv) [subtract Item 5(iv) from
		Item 5(i)]:				$  (29,675,102)
							----------------
	(vii)	Multiplier for determining registration fee:            x   .000092
                                                              		------------
	(viii)	Registration fee due [multiply Item 5(v) by
		Item 5(vii)] (enter 0 if no fee is due):               $      - 0 -
				                                       ------------
6.	Prepaid Shares:

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:  0.
If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due if this form is being filed more than 90 days after the end
of the issuer's fiscal year:                     	              $      - 0 -
			                                 	      ------------
8.	Total of the amount of the registration fee due plus any interest due [line
5(viii) plus line 7]:                       		              $      - 0 -
	                		       	                      ------------
9.	Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

	Method of Delivery:	[  ]	Wire Transfer
		                [  ]	Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:	(Signature and Title)*		_____JEFF B. CURTIS_____
			                Jeff B. Curtis, President
Date:	March 28, 2002

COLUMBIA FUNDS MANAGEMENT COMPANY
1300 SW Sixth Avenue
Portland, Oregon  97201




March 28, 2002



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

	Re:	Columbia Balanced Fund
		File No. 33-41401 and 811-6338

	Transmitted herewith for filing on behalf of Columbia Balanced Fund, is the Registrant's Rule 24f-2 Annual Notice for the fiscal year ended December 31, 2001, for filing in accordance with the Securities Act of 1933. No filing fee is due.

	Any questions regarding this transmission can be directed to the undersigned at (503) 795-6397.

				Sincerely,

				MARK A. WENTZIEN


				Mark A. Wentzien
				Vice President and Associate Counsel
				Columbia Funds Management Company